Assignment of Assets and Liabilities (Details Narrative) $ in Thousands	3 Months Ended
Jul. 31, 2016 USD ($)
Assets Payable In Twelve Equal Consecutive Monthly Installments	$ 33,000
Zift Interactive LLC [Member]
Assets Transferred	800,000
Contingent Liabilities	219,000
Zift Interactive LLC [Member] | Transferred Immediately [Member]
Assets Transferred	400,000
Zift Interactive LLC [Member] | Payable In Twelve Equal Consecutive Monthly Installments [Member]
Assets Transferred	$ 400,000